Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 14 — Commitments and contingencies

Contingencies

In the ordinary course of the business, the Company subject to periodic legal or administrative proceedings. The Company accrues liability when the loss is probable and reasonably estimable. On April 28, 2022, Shengfeng Zeng (a former employee) filed a lawsuit against the Company for a debt dispute of $71,282 (RMB491,647). On January 10, 2023, the Court ordered the Company to pay Shengfeng Zeng $71,282 (RMB491,647). The Company filed an appeal on March 6, 2023. The Company recorded the disputed amount $69,159 (RMB477,001) in the accrued liabilities based on the best estimate of the management as of December 31, 2022.